ORINDA INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
REITS - 70.8%
Financials - 29.0%
American Homes 4 Rent - Series E, 6.35%	11,174	$293,206
AG Mortgage Investment Trust, Inc. - Series C, 8.00% (3 Month LIBOR USD + 6.48%) (a)	8,139	82,204
AGNC Investment Corp.	166,393	2,153,126
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	191,248	4,410,179
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)(b)	63,000	1,432,620
AGNC Investment Corp. - Series E, 6.50% (3 Month LIBOR USD + 4.99%) (a)	4,000	89,400
AGNC Investment Corp. - Series F, 6.13% (3 Month LIBOR USD + 4.70%) (a)	31,100	664,918
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(b)	202,000	4,397,540
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	81,200	1,724,688
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)(b)	175,800	3,837,714
Arbor Realty Trust, Inc. (b)	160,000	1,347,200
Chimera Investment Corp. - Series A, 8.00% (b)	87,725	1,911,528
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	32,415	601,298
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	127,568	2,340,873
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	92,885	1,709,084
Exantas Capital Corp.	140,000	280,000
Exantas Capital Corp. 8.63% (3 Month LIBOR USD + 5.93%) (a)(b)	60,000	630,600
Granite Point Mortgage Trust, Inc. (b)	70,000	344,400
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	117,856	2,139,086
KKR Real Estate Finance Trust, Inc.	5,000	80,950
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)(b)	112,236	2,259,311
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)(b)	131,593	2,475,264
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)(b)	123,129	2,179,383
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	76,879	1,747,460
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	161,456	3,556,876
Ready Capital Corp.	31,623	185,627
Ready Capital Corp., 6.20% (b)	68,200	1,091,200
STAG Industrial, Inc.	70,000	1,883,000
Starwood Property Trust, Inc.	10,000	132,600
TPG RE Finance Trust, Inc. (b)	79,972	592,593
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(b)	55,866	1,216,761
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)	76,250	1,496,788
Two Harbors Investment Corp. - Series E, 7.50% (b)	82,866	1,760,903
		51,048,380

Real Estate - 41.8%
Agree Realty Corp.	2,500	156,925
American Finance Trust, Inc. - Series A, 7.50%	46,130	922,600
American Homes 4 Rent - Series D, 6.50% (b)	170,199	4,425,174
American Homes 4 Rent - Series F, 5.88%	6,029	153,559
American Homes 4 Rent - Series G, 5.88% (b)	40,222	1,016,812
American Homes 4 Rent - Series H, 6.25%	19,659	519,981
Armada Hoffler Properties, Inc. - Series A, 6.75%	5,329	108,392
Ashford Hospitality Trust, Inc. - Series D, 8.45%	8,158	79,867
Ashford Hospitality Trust, Inc. - Series F, 7.38% (b)	45,998	356,944
Ashford Hospitality Trust, Inc. - Series H, 7.50%	121,998	921,085
Ashford Hospitality Trust, Inc. - Series I, 7.50% (b)	110,319	854,972
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	9,728	223,744
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (b)	52,200	1,198,950
Braemar Hotels & Resorts, Inc. - Series D, 8.25%	25,000	365,875
Boston Properties, Inc., - Series B, 5.25%	960	24,183
City Office REIT, Inc. (b)	35,000	324,800
City Office REIT, Inc. - Series A, 6.63% (b)	79,286	1,737,156
Colony Capital, Inc. - Series G, 7.50%	41,250	629,475
Colony Capital, Inc. - Series H, 7.13% (b)	131,039	1,998,345
Colony Capital, Inc. - Series I, 7.15% (b)	135,576	2,037,707
Colony Capital, Inc. - Series J, 7.13%	140,556	2,160,346
Digital Realty Trust, Inc. - Series C, 6.63%	50,032	1,312,339
Digital Realty Trust, Inc. - Series G, 5.88%	21,348	551,419
Digital Realty Trust, Inc. - Series I, 6.35%	1,000	25,630
Digital Realty Trust, Inc. - Series K, 5.85% (b)	50,000	1,350,000
Digital Realty Trust, Inc. - Series L, 5.20% (b)	60,000	1,532,400
EPR Properties - Series G, 5.75%	8,271	143,833
Federal Realty Investment Trust	15,000	1,198,650
Federal Realty Investment Trust - Series C, 5.00%	3,000	76,170
Global Net Lease, Inc. - Series A, 7.25% (b)	128,080	3,052,146
Global Net Lease, Inc. - Series B, 6.88%	74,500	1,639,745
Hersha Hospitality Trust - Series C, 6.88%	11,000	130,350
Hersha Hospitality Trust - Series E, 6.50% (b)	55,755	660,139
Host Hotels & Resorts, Inc.	75,000	895,500
Investors Real Estate Trust - Series C, 6.63% (b)	54,446	1,399,262
Invitation Homes, Inc.	13,000	341,900
Iron Mountain, Inc.	15,000	386,400
iStar, Inc. - Series D, 8.00% (b)	120,645	2,888,241
iStar, Inc. - Series I, 7.50% (b)	63,793	1,427,687
Lexington Realty Trust	80,000	777,600
Macerich Co. (The)	27,500	187,275
Monmouth Real Estate Investment Corp. - Series C, 6.13%	113,803	2,845,075
National Storage Affiliates Trust - Series A, 6.00%	96,022	2,574,350
Pebblebrook Hotel Trust - Series C, 6.50%	9,882	211,870
Pebblebrook Hotel Trust - Series D, 6.38%	100	2,058
Pebblebrook Hotel Trust - Series E, 6.38% (b)	44,370	947,299
Pebblebrook Hotel Trust - Series F, 6.30%	2,984	64,275
PS Business Parks, Inc. - Series Z, 4.88% (b)	38,371	943,159
Public Storage - Series X, 5.20%	10,000	255,600
QTS Realty Trust, Inc. - Series A, 7.13% (b)	81,286	2,232,114
QTS Realty Trust, Inc. - Series B, 6.50%	5,000	762,400
Regency Centers Corp.	13,000	556,270
Rexford Industrial Realty, Inc. - Series A, 5.88%	40,800	1,042,236
RLJ Lodging Trust - Series A, 1.95% (b)(c)	222,125	4,975,600
Sabra Health Care REIT, Inc.	116,555	1,568,830
Seritage Growth Properties - Series A, 7.00%	31,100	440,842
SL Green Realty Corp. - Series I, 6.50% (b)	63,800	1,656,248
SL Green Realty Corp.	33,843	1,425,467
Summit Hotel Properties, Inc. - Series E, 6.25%	41,215	729,506
Sunstone Hotel Investors - Series E, Inc., 6.95%	38,898	949,889
Taubman Centers, Inc. - Series J, 6.50%	6,000	136,200
Taubman Centers, Inc. - Series K, 6.25%	2,200	49,698
UMH Properties, Inc. - Series C, 6.75% (b)	100,300	2,388,143
UMH Properties, Inc. - Series D, 6.38% (b)	55,000	1,280,950
VEREIT, Inc. (b)	135,000	739,800
Vornado Realty Trust - Series K, 5.70% (b)	64,424	1,581,609
Vornado Realty Trust - Series L, 5.40% (b)	17,874	413,962
Vornado Realty Trust - Series M, 5.25% (b)	27,515	633,395
Vornado Realty Trust	15,000	543,150
WP Carey, Inc.	25,600	1,533,696
		73,677,269

TOTAL REITS		124,725,649
(Cost $143,398,803)

PREFERRED STOCKS - 22.0%
Communication Services - 0.6%
AT&T, Inc. - Series C, 4.75% (b)	44,175	1,048,273
Energy - 6.4%
Crestwood Equity Partners LP, 9.25%	292,584	1,939,832
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (a)(b)	31,913	612,411
DCP Midstream LP - Series C, 7.95% (3 Month LIBOR USD + 4.88%) (a)	721	14,045
Energy Transfer Operating LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(b)	136,678	2,911,241
Energy Transfer Operating LP - Series D, 7.63% (3 Month LIBOR USD + 4.73%) (a)(b)	141,000	3,059,700
Energy Transfer Operating LP - Series E, 7.60% (3 Month LIBOR USD + 5.16%) (a)	6,000	132,600
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (a)	47,631	824,016
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (a)	38,600	786,668
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(b)	19,531	417,378
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)	27,184	621,154
		11,319,045
Financials - 7.1%
American Equity Investment Life Holding Co, - Series A, 5.95% (5 Year CMT Rate + 4.32%) (a)	2,510	56,500
Annaly Capital Management, Inc. - Series D, 7.50% (b)	25,876	633,186
B. Riley Financial, Inc., 6.50%	29,907	612,794
Capital One Financial Corp. - Series I, 5.00% (b)	20,000	467,200
Capstead Mortgage Corp. - Series E, 7.50%	48,338	1,105,973
Cowen, Inc., 7.35%	30,000	752,100
Dime Community Bancshares, Inc. - Series A, 5.50%	20,000	438,800
GMAC Capital Trust I - Series 2, 6.18% (3 Month LIBOR USD + 5.79%) (a)	35,000	790,650
Invesco Mortgage Capital, Inc. - Series A, 7.75% (b)	48,624	937,957
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	85,608	1,582,036
Merchants Bancorp/IN, - Series B, 6.00% (3 Month LIBOR USD + 4.57%) (a)(b)	33,712	792,232
MFA Financial, Inc. - Series B, 7.50% (b)	12,933	206,023
MFA Financial, Inc. - Series C, 6.50% (3 Month LIBOR USD + 5.34%) (a)	20,000	282,600
MFA Financial, Inc.	40,000	67,600
Oaktree Capital Group LLC - Series B, 6.55% (b)	56,000	1,452,080
Ready Capital Corp., 7.00%	49,941	881,459
Voya Financial, Inc. - Series B, 5.35% (5 Year CMT Rate + 3.21%) (a)(b)	13,154	338,452
Wells Fargo & Co. - Series Z, 4.75%	50,000	1,186,500
		12,584,142

Industrials - 1.6%
Atlas Corp. - Series H, 7.88%	25,689	566,699
Atlas Corp. - Series I, 8.00% (3 Month LIBOR USD + 5.01%) (a)	3,945	81,188
Triton International Ltd., 8.00% (c)	3,500	84,700
Triton International Ltd., 7.38% (c)	57,857	1,385,097
Triton International Ltd., 6.88% (c)	28,050	633,930
		2,751,614

Real Estate - 6.3%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (b)	70,837	526,319
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (b)	92,905	2,180,480
Hersha Hospitality Trust - Series D, 6.50%	74,319	873,248
iStar, Inc. - Series G, 7.65%	52,245	1,222,533
Landmark Infrastructure Partners LP - Series B, 7.90%	48,899	1,125,655
Summit Hotel Properties, Inc. - Series D, 6.45%	19,791	361,186
UMH Properties, Inc. - Series B, 8.00% (b)	37,400	938,740
VEREIT, Inc. - Series F, 6.70% (b)	154,135	3,888,826
		11,116,987

TOTAL PREFERRED STOCKS		38,820,061
(Cost $42,544,589)

CONVERTIBLE PREFERRED STOCKS - 0.9%
Real Estate - 0.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	93,346	1,642,890

TOTAL CONVERTIBLE PREFERRED STOCKS		1,642,890
(Cost $2,319,843)

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.7%
Industrials - 0.7%
General Electric Co. - Series D,
5.000% (3 Month LIBOR USD + 3.33%), 12/29/2049 (a)	1,500,000	1,153,612

TOTAL CORPORATE BONDS		1,153,612
(Cost $1,498,125)
	NUMBER OF
CLOSED-END MUTUAL FUNDS - 2.5%	SHARES
Nuveen Preferred Income Opportunities Fund (b)	440,000	3,718,000
Oaktree Specialty Lending Corp.	153,350	694,676

TOTAL CLOSED-END MUTUAL FUNDS		4,412,676
(Cost $4,562,886)

SHORT-TERM INVESTMENTS - 9.0%
First American Treasury Obligations Fund, 0.10% (d)	15,883,152	15,883,152

TOTAL SHORT-TERM INVESTMENTS		15,883,152
(Cost $15,883,152)

TOTAL INVESTMENTS
(Cost $210,207,398) - 105.9%		186,638,040
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%		(10,330,187)

TOTAL NET ASSETS - 100.0%		$176,307,853

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at May 31, 2020.
(b)	All or a portion of the security has been segregated for open short positions.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Seven-day yield as of May 31, 2020.

ORINDA INCOME OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
REITS - (1.4%)
Real Estate - (1.4%)
Clipper Realty, Inc.	(10,155)	$(74,944)
Colony Capital, Inc.	(8,439)	(16,962)
Hersha Hospitality Trust	(171,616)	(864,945)
RLJ Lodging Trust	(60,000)	(618,600)
Seritage Growth Properties	(73,265)	(576,596)
Summit Hotel Properties, Inc.	(46,577)	(291,106)
		(2,443,153)

TOTAL REITS		(2,443,153)
(Proceeds $2,153,311)

TOTAL SECURITIES SOLD SHORT		$(2,443,153)
(Proceeds $2,153,311) - (1.4%)

(a)	Non-income producing.

ORINDA INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REITs
Financials	$51,048,380	$51,048,380	$-	$-
Real Estate	73,677,269	72,635,033	1,042,236	-
Total REITs	124,725,649	123,683,413	1,042,236	-
Preferred Stocks
Communication Services	1,048,273	1,048,273	-	-
Energy	11,319,045	11,319,045	-	-
Financials	12,584,142	12,584,142	-	-
Industrials	2,751,614	2,751,614	-	-
Real Estate	11,116,987	11,116,987	-	-
Total Preferred Stocks	38,820,061	38,820,061	-	-
Convertible Preferred Stocks
Real Estate	1,642,890	1,642,890	-	-
Total Convertible Preferred Stocks	1,642,890	1,642,890	-	-
Corporate Bonds
Industrials	1,153,612	-	1,153,612	-
Total Corporate Bonds	1,153,612	-	1,153,612	-
Closed-End Mutual Funds	4,412,676	4,412,676	-	-
Short-Term Investments	15,883,152	15,883,152	-	-
Total Investments in Securities	$186,638,040	$184,442,192	$2,195,848	$-
Total Assets	$186,638,040	$184,442,192	$2,195,848	$-
Liabilities
Securities Sold Short	$(2,443,153)	$(2,443,153)	$-	$-
Total Liabilities	$(2,443,153)	$(2,443,153)	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.

A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.